Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating expenses
General and administrative expenses	$ 9,310,114	$ 3,117,588
Merger and acquisition expenses	38,143	1,319,046
Plant maintenance costs		478,625
Accretion of asset retirement obligations	1,103,000	871,000
Depreciation	36,404	17,977
Total operating expenses	10,487,661	5,804,236
Other Income (Expense)
Interest Expense	(323,230)	(121,656)
Loss on extinguishment of debt	(875,609)
Related party interest Income (Expense)	510	44,953
Other income	379
Change in fair value of liabilities	2,910,316	(1,955,000)
Total Other Income (expense)	1,712,366	(2,031,703)
Net loss	(8,775,295)	(7,835,939)
Other comprehensive income (loss)
Foreign currency translation adjustment	(131,878)	258,986
Total comprehensive loss	$ (8,907,173)	$ (7,576,953)
Weighted average common shares outstanding - basic (in Shares)	37,532,101	12,851,771
Weighted average common shares outstanding - diluted (in Shares)	37,532,101	12,851,771
Net loss per ordinary share - basic (in Dollars per share)	$ (0.23)	$ (0.61)
Net loss per ordinary share - diluted (in Dollars per share)	$ (0.23)	$ (0.61)